March 3, 1999




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:     Filing - Rule 497(j)

     RE:  Dreyfus Premier Worldwide Growth Fund, Inc.
          Registration Statement File No. 33-58282
          CIK No. 897569

Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 8 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 23, 1999, effective March 1, 1999.

                                        Very truly yours,




                                        James Bitetto

JB:kwm
Enclosures


cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan